SHAREHOLDERS' EQUITY - Schedule of stock option activity and related information (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Options, Outstanding at beginning of year	5,712,254
Options, Granted	418,246
Options, Exercised	(2,575,062)
Options, Forfeited	(67,916)
Outstanding at December 31	3,487,522
Options, Exercisable at December 31	2,334,030
Weighted average exercise price, Outstanding at beginning of year	$ 122.42
Weighted average exercise price, Granted	194.71
Weighted average exercise price, Exercised	114.18
Weighted average exercise price, Forfeited	132.72
Weighted average exercise price, Outstanding at December 31, 2022	136.77
Weighted average exercise price, Exercisable at December 31, 2022	$ 122.26
Aggregate intrinsic value, Outstanding	$ 245,180		$ 367,180
Aggregate intrinsic value, Exercisable as of December 31, 2022	$ 197,580
Weighted Average Remaining Contractual Life (Years)	3 years 7 months 24 days	2 years 8 months 19 days
Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 7 months 2 days